Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 485,391	$ 501,650
Short-term deposits	25,924	30,289
Marketable securities	1,142	1,238
Trade receivables (net of allowances for doubtful accounts of $9,717 and $12,855 as of December 31, 2020 and 2021, respectively)	696,321	519,885
Prepaid expenses and other accounts receivable	72,118	83,820
Inventories	21,221	23,988
Total current assets	1,302,117	1,160,870
LONG-TERM ASSETS:
Deferred taxes	46,364	39,750
Prepaid expenses, other accounts receivable and other investments	23,676	22,872
Total long-term assets	70,040	62,622
INVESTMENTS IN COMPANIES ACCOUNTED FOR AT EQUITY METHOD	28,900	28,311
RIGHT-OF-USE ASSETS	115,833	114,414
PROPERTY, PLANTS AND EQUIPMENT, NET	56,886	59,176
INTANGIBLE ASSETS, NET	241,936	222,263
GOODWILL	932,854	872,424
Total assets	2,748,566	2,520,080
CURRENT LIABILITIES:
Credit from banks and others	175,696	120,444
Debentures	48,455	41,454
Current maturities of lease liabilities	41,655	32,065
Trade payables	205,835	153,322
Deferred revenues	140,660	128,898
Employees and payroll accrual	207,553	190,247
Other accounts payable	80,411	68,976
Liabilities in respect of business combinations	7,773	8,654
Put options of non-controlling interests	39,558	35,843
Total current liabilities	947,596	779,903
LONG-TERM LIABILITIES:
Loans from banks and others	157,229	180,316
Debentures	205,035	203,070
Lease liabilities	84,839	91,188
Other long-term liabilities	12,183	12,191
Deferred taxes	78,135	68,367
Deferred revenues	17,757	16,626
Liability in respect of business combinations	21,644	16,582
Put options of non-controlling interests	31,720	28,175
Employee benefit liabilities	12,641	15,119
Total long-term liabilities	621,183	631,634
COMMITMENTS AND CONTINGENCIES
Share capital:
Ordinary shares of NIS 1 par value - Authorized: 25,000,000 shares as of December 31, 2020 and 2021; Issued: 15,862,887 as of December 31, 2020 and 2021; Outstanding: 15,294,267 as of December 31, 2020 and 2021	4,340	4,340
Additional paid-in capital	153,048	149,249
Retained earnings	358,315	324,358
Accumulated other comprehensive income	25,516	25,513
Treasury shares (568,620 shares as of December 31, 2020 and 2021)	(259)	(259)
Total equity attributable to Formula Systems shareholders	540,960	503,201
Non-controlling interests	638,827	605,342
Total equity	1,179,787	1,108,543
Total liabilities and equity	$ 2,748,566	$ 2,520,080